ACCRUALS AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
ACCRUALS AND OTHER CURRENT LIABILITIES

9.	ACCRUALS AND OTHER CURRENT LIABILITIES

	As of December 31,
	2023	2024	2024
	HKD’000	HKD’000	US$’000

Accrued payroll and welfare expenses	130	194	25
Withholding tax payable (note)	-	746	96
Accrued audit fee	1,226	876	113
Deferred government subsidies	-	677	87
Other accruals and payables	102	193	25
Total	1,458	2,686	346

Note: The Company’s operating subsidiary, acting as fund manager, withheld income tax on behalf of a fund that was closed during the year. These funds are held for potential future tax obligations related to investor distributions and will be remitted to tax authorities if required upon final determination of the fund’s tax position.

PLUTUS FINANCIAL GROUP LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS